Estimated Useful Lives Of Property, Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2011 Year
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	30
Plant and machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life, minimum	10
Property plant and equipment useful Life, maximum	15
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	5
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	6